UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104

under the

Investment Company Act of 1940

Investment Company Act file number: 811-21421
_______________________
In accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), the undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption, as set forth below.
(1) Title of Class of securities of Neuberger Berman Real Estate Securities Income Fund Inc. (“Fund”) to be Redeemed:
Mandatory Redeemable Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in the Table A below (“MRPS”).
Table A

Series	CUSIP	Total Shares To Be Redeemed	Amount To Be Redeemed
Series A	65190A 2#9	1,000	25,000,000

(2) Date on Which the Securities are to be Redeemed:
The Fund intends to redeem all its outstanding MRPS on or about April 12, 2017.
(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The MRPS are to be redeemed pursuant to Section 11 of its Articles Supplementary Creating and Fixing the Rights of Mandatory Redeemable Preferred Shares.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem all its outstanding MRPS at a price equal to the per share liquidation preference of $25,000 plus any accumulated and unpaid dividends.

* * *
Please note that this notice serves only to disclose a proposed redemption of MRPS.  Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of such redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned in the City of New York and the State of New York on this 31th day of March, 2017.

Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President